SUPPLEMENT DATED JULY 1, 2003 TO THE
                                                            PRIMELITE II ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the PrimElite II Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.


Effective July 1, 2003, the Smith Barney Large Cap Value Portfolio changed its investment objective; therefore the table in "The Variable Funding Options" is revised as follows:

 TRAVELERS SERIES FUND INC.
   Smith Barney Large Cap Value      Seeks long-term growth of             SBFM
     Portfolio                       capital. Current income is a
                                     secondary objective. The Fund
                                     normally invests in equities, or
                                     similar securities, of companies
                                     with large market capitalizations.

Effective May 12, 2003, the Smith Barney Government Portfolio changed its name to the SB Government Portfolio - Class A shares. Therefore, all references to the "Smith Barney Government Portfolio" are replaced with "SB Government Portfolio - Class A."

The information for the Oppenheimer Capital Appreciation Fund/VA- Service Shares in the Fund Fees and Expenses table in the "Fee Table" section is replaced with the following:

------------------------------ ---------------- -------------- ------------------ ----------------------
                                 Management     Distribution         Other            Total Annual
                                     Fee           and/or          Expenses        Operating Expenses
                               (before expense  Service Fees    (before expense          (before
                               reimbursement)      (12b-1)      reimbursement)       reimbursement)#
------------------------------ ---------------- -------------- ------------------ ----------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS
------------------------------ ---------------- -------------- ------------------ ----------------------
Oppenheimer Capital                 0.65%           0.15%            0.01%             0.81% (14)
Appreciation Fund/VA--
Service Shares*
------------------------------ ---------------- -------------- ------------------ ----------------------

(14) The current 12b-1 fee is 0.25%. Prior to May 1, 2003, the 12b-1 fee was 0.15% per annum and actual 12b-1 fees paid during the year ended December 31, 2002 were 0.15%. Had the current 12b-1 fee been in effect for the year ended 2002 the Total Annual Operating Expenses would have been 0.91%.



July 1, 2003                                                             L-23012